OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

February 1, 2012

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Discovery Fund (the "Registrant")

File Nos. No. 33-00371; File No. 811-04410

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2012.

Sincerely,

     /s/ Taylor V. Edwards
     ----------------------------------

Taylor V. Edwards

Vice President &

Associate Counsel

212-323-0310

tedwards@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

     KPMG LLP

     Gloria LaFond